Non-current liabilities - Contingent consideration - Summary of Outcomes of Contingent Consideration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Top of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	$ 6,843,000
Bottom of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration		$ 6,044,000
Milestone Two [member] | Top of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	1,250,000
Milestone Two [member] | Bottom of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration		1,250,000
Milestone Four [member] | Top of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	4,199,000
Milestone Four [member] | Bottom of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration		3,400,000
Milestone Five [member] | Top of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration	$ 1,394,000
Milestone Five [member] | Bottom of range [member]
Disclosure Of Other Non Current Liabilities [line items]
Contingent consideration		$ 1,394,000